SELLING, GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling, general and administrative expense [Line Items]
Services and fees	$ 86,990	$ 65,965	$ 69,434
Labor cost	229,529	193,118	214,352
Depreciation of property, plant and equipment	12,345	13,589	13,761
Amortization of intangible assets	78,264	38,427	36,283
Maintenance and expenses	5,038	3,092	4,957
Taxes	98,786	90,166	130,061
Office expenses	35,922	36,223	40,487
Freight and transportation	259,898	234,801	246,762
(Decrease) Increase of allowance for doubtful accounts	685	288	(824)
Others	16,790	12,273	15,019
Selling, general and administrative expenses	824,247	687,942	770,292
PricewaterhouseCoopers
Selling, general and administrative expense [Line Items]
Auditor's remuneration	3,501	3,385	3,888
Auditor's remuneration for audit services	2,863	2,869	3,535
Auditor's remuneration for audit-related services	91	99	114
Auditor's remuneration for tax services	229	251	217
Auditor's remuneration for other services	$ 318	$ 166	$ 22